Fair value estimation - Financial instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair value estimation
Current derivative financial assets		£ 2
Non-current derivative financial assets	£ 21	10
Current derivative financial liabilities		(1)
Non-current derivative financial liabilities	(92)	(34)
Contingent consideration liability, non-current	(38)	(52)
Contingent consideration	(70)	(75)
Interest rate swaps
Fair value estimation
Derivative financial assets	21	12
Derivative financial liabilities	92	35
Foreign exchange swaps
Fair value estimation
Notional amount	17	39
Foreign exchange forwards
Fair value estimation
Notional amount	0	34
Level 2
Fair value estimation
Current derivative financial assets		2
Non-current derivative financial assets	51	10
Derivative financial assets	51	12
Current derivative financial liabilities		(1)
Non-current derivative financial liabilities	(122)	(34)
Derivative financial liabilities	(122)	(35)
Level 2 | Non-hedge | Interest rate swaps
Fair value estimation
Derivative financial liabilities		(1)
Level 2 | Non-hedge | Foreign exchange swaps
Fair value estimation
Derivative financial assets		1
Derivative financial liabilities		(1)
Level 2 | Cash flow hedge | Interest rate swaps
Fair value estimation
Derivative financial assets	36
Derivative financial liabilities	(2)	(25)
Level 2 | Net investment hedge | Interest rate swaps
Fair value estimation
Derivative financial assets	15	11
Derivative financial liabilities	(120)	(8)
Level 3
Fair value estimation
Contingent consideration liability, current	(32)	(23)
Contingent consideration liability, non-current	(38)	(52)
Contingent consideration	£ (70)	£ (75)